Summary of Significant Accounting Policies - Liquidity and Management's Plan (Details) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	12 Months Ended
	Jun. 18, 2020	May 31, 2020	Dec. 31, 2019	Jun. 23, 2020	Dec. 31, 2018
Debt Instrument [Line Items]
Debt amortization deferrals	$ 1,600,000
Proceeds from debt and equity financing	$ 3,950,000
Long-term debt			$ 6,055,335		$ 5,810,873
Advance ticket sales with credit card processor			$ 1,600,000
Substantial Doubt about Going Concern, within One Year [true false]			false
Credit Card Processors
Debt Instrument [Line Items]
Minimum liquidity reserve, cash				$ 70,000
Equity value of second priority liens				$ 700,000
$875 Million Senior Secured Revolving Loan Facility
Debt Instrument [Line Items]
Long-term debt		$ 1,550,000
Revolving credit line amount			$ 875,000		$ 875,000
Unsecured And Convertible Notes
Debt Instrument [Line Items]
Proceeds from issuance of debt		$ 1,940,000